MAINLAND CHINA CONTRIBUTION PLAN - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN
Contribution to employee benefits	$ 2,298	$ 3,434	$ 3,256